Financial income (expense), net (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Schedule of interest income	11.1 Interest income

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Financial interest	809	65	822

Total interest income	809	65	822

Schedule of interest expense
11.2 Interest expense

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Borrowings interest (Note 18.2)	(28,886)	(50,660)	(47,923)

Total interest expense	(28,886)	(50,660)	(47,923)

Schedule of other financial results
11.3 Other financial income (expense)

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Amortized cost (Note 18.2)	(2,365)	(4,164)	(2,811)
Changes in the fair value of warrants (Note 18.5.1)	(30,350)	(2,182)	16,498
Net changes in foreign exchange rate	33,263	14,328	3,068
Discount of assets and liabilities at present value	(2,561)	(2,300)	(3,432)
Impairment of financial assets	—	—	(4,839)
Changes in the fair value of financial assets	(17,599)	5,061	(645)
Interest expense on lease liabilities (Note 15)	(1,925)	(1,079)	(1,641)
Discount for well plugging and abandonment (Note 22.1)	(2,444)	(2,546)	(2,584)
Remeasurement in borrowings (1)	(52,817)	(19,163)	—
Other (2)	9,242	4,851	633

Total other financial income (expense)	(67,556)	(7,194)	4,247

(1)	Related to borrowings in UVA, adjusted by CER (see Note 18.2).
(2)	Including 2,515 from loss for negotiable obligations (“ON” by its Spanish acronym) swapping (see Notes 18.1 and 18.2) for the year ended December 31, 2022.